Organization and Summary of Significant Accounting Policies (Details) - Schedule of exercise price could be less than the most recent fair value of the common shares - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of Exercise Price Could be Less than the Most Recent Fair Value of the Common Shares [Abstract]
Potential shares from convertible debt	160,000	125,000
Total	160,000	125,000